Consolidated Balance Sheets (Parenthetical) - shares	9 Months Ended	12 Months Ended
	Aug. 31, 2018	Nov. 30, 2017
Statement of Financial Position [Abstract]
Common shares, Authorized	Unlimited	Unlimited
Common shares, Issued	4,353,678	3,470,451
Common shares, Outstanding	4,353,678	3,470,451